Right-of-use Asset and Lease Liability (Details 1) - USD ($)	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Right-of-use Asset And Lease Liability
2023	$ 127,166	$ 5,085
Thereafter	84,777
Less: imputed interest	(4,537)	(16)
Total lease liability	$ 207,406	$ 5,069	$ 52,505